SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation allowance on the Company’s deferred tax assets, stock-based compensation, valuation of goodwill and intangible assets related to the business combination, allowance for contractual adjustments and discounts related to service revenues, and the useful lives of fixed assets.

Principles of Consolidation

The Company’s consolidated financial statements reflect its financial statements, those of its wholly owned subsidiaries and certain variable interest entities where the Company is the primary beneficiary. The accompanying consolidated financial statements include all the accounts of the Company, its wholly owned subsidiaries, OncoSelect® Therapeutics, LLC and PPLS, and the variable interest entity, Village Oaks. All significant intercompany balances and transactions have been eliminated.

In determining whether the Company is the primary beneficiary of a variable interest entity, it applies a qualitative approach that determines whether it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity. The Company continuously assesses whether it is the primary beneficiary of a variable interest entity as changes to existing relationships or future transactions may result in the Company consolidating or deconsolidating one or more of its collaborators or partners.

Business Combination

On September 18, 2023, the Company, in connection with the Asset Purchase Agreement it entered into with Village Oaks (the “Seller”) and Roby P. Joyce, MD, dated September 18, 2023, acquired substantially all the assets and assumed certain liabilities of Village Oaks in exchange for total consideration of $3,500,000, which consists of: (1) $2.5 million in cash paid at closing and (2) 564,972 shares of the Company’s common stock valued at $1 million. The assets purchased included a clinical pathology laboratory regulated by the Centers for Medicare and Medicaid Services (“CMS”) and accredited by the College of American Pathologists (“CAP”) and certified under the Clinical Laboratory Improvement Amendments (“CLIA”) of 1988. The primary reason for the acquisition is control of the laboratory in which CyPath® Lung is ordered and processed.

The Company recognized goodwill of $1,404,000 arising from the acquisition. The acquisition is being accounted for as a business combination in accordance with ASC 805. The Company has determined the preliminary fair values of the accounts receivables, accounts payable and accrued expenses that make up the majority of the net working capital assumed in the acquisition. These values are subject to change as the Company performs additional reviews of its assumptions utilized.

The following table summarizes the purchase price and preliminary purchase price allocations relating to the acquisition:

Cash	$2,500,000
Common Stock	1,000,000
Total purchase consideration	$3,500,000
Assets
Net working capital (including cash)	$912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$3,500,000

Goodwill represents the excess fair value after the allocation to the identifiable net assets. The calculated goodwill is not deductible for tax purposes.

Consolidated unaudited pro-forma operating results as if the business combination began on January 1, 2022 are net revenues of $7.9 million and $6.9 million, net loss of ($8.6 million) and ($8.6 million), and loss per share of ($0.99) and ($1.91) for years ended 2023 and 2022, respectively.

The preliminary purchase price allocations relating to the acquisition previously reported in the 10-Q filed, October 14, 2023, reported Net Working Capital of $1,167,000 and Goodwill of $1,149,000. The amounts have been updated to reflect the purchase price adjustments to accounts payable and accounts receivable that existed at the time of the acquisition. The company incurred approximately $811,000 in acquisition costs.

Cash and Cash Equivalents

For the purpose of the statement of cash flows, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates market value, because of the short maturity of these instruments.

Concentration of Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Advertising Expense

The Company expenses all advertising costs as incurred. Advertising expenses were approximately $89,000 and $39,000 for the years ended December 31, 2023, and 2022, respectively.

Loss Per Share

Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of shares of the Company’s Common Stock, par value $0.007 per share outstanding during the period. Diluted loss per share is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of shares of Common Stock outstanding during the period and the weighted-average number of dilutive Common Stock equivalents outstanding during the period, using the treasury stock method. Dilutive Common Stock equivalents are comprised of in-the-money stock options, convertible notes payable, and warrants based on the average stock price for each period using the treasury stock method.

The following potentially dilutive securities have been excluded from the computations of weighted average shares of Common Stock outstanding as of December 31, 2023 and 2022, as they would be anti-dilutive:

	As of December 31,
	2023	2022
Shares underlying options outstanding	683,695	806,392
Shares underlying warrants outstanding	4,649,952	4,649,952
Anti-dilutive securities	5,333,647	5,456,344

Revenue Recognition

Post-acquisition of PPLS, additional revenue streams have been consolidated starting September 19, 2023. PPLS generates three sources of revenue: (1) patient service fees, (2) histology service fees, and (3) medical director fees. The revenue is recognized on the date of service (meeting the performance requirement of ASC 606). Pre-acquisition, bioAffinity’s revenue was generated in three ways pre-acquisition: (1) royalties from the Company’s diagnostic test, CyPath® Lung, (2) clinical flow cytometry services provided to Village Oaks related to the Company’s CyPath® Lung test, and (3) CyPath® Lung tests purchased by the U.S. Department of Defense (“DOD”) for an observational study, “Detection of Abnormal Respiratory Cell Populations in Lung Cancer Screening Patients Using the CyPath® Lung Assay (NCT05870592),” and research and development on using bronchoalveolar lavage fluid as a biological sample to assess cardiopulmonary function and exercise performance in military personnel post COVID-19 infection. The royalty income from CyPath® Lung and clinical flow cytometry services income, beginning September 19, 2023, are related-party income and, therefore, eliminated from consolidated net revenues.

To determine revenue recognition for the arrangements that the Company determines are within the scope of ASC 606, Revenue from Contracts with Customers, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

	As of December 31,
	2023	2022
Patient service fees[1]	$2,199,558	$—
Histology service fees	272,660	—
Medical director fees	19,324	—
Department of Defense observational studies	19,442	—
Other revenues[2]	21,515	4,803
Total net revenue	$2,532,499	$4,803

[1]	Patient services fees includes direct billing for CyPath® Lung diagnostic test.
[2]	Other revenues include pre-acquisition CyPath® Lung royalty income and laboratory services.

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation. The Company reclassified legal fees and annuity costs relating to patents of approximately $236,000 from research and development to selling, general and administrative for the year ended December 31, 2022, respectively, as these expenses are not deemed research and development.

Property and Equipment, Net

In accordance with ASC 360-10, Accounting for the Impairment of Long-Lived Assets, the Company periodically reviews the carrying value of its long-lived assets, such as property, equipment, and definite lived intangible assets, to test whether current events or circumstances indicate that such carrying value may not be recoverable. When evaluating assets for potential impairment, the Company compares the carrying value of the asset to its estimated undiscounted future cash flows. If an asset’s carrying value exceeds such estimated cash flows (undiscounted and with interest charges), the Company records an impairment charge for the difference. The Company did not record any impairment for the years end December 31, 2023, or 2022.

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the asset. Amortization of leasehold improvements is computed using the shorter of the lease term or estimated useful life of the asset. Additions and improvements are capitalized, while repairs and maintenance are expensed as incurred. Useful lives of each asset class are as follows:

Asset Category	Useful Life
Computer equipment	3-5 years
Computer software	3 years
Equipment	3-5 years
Furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Lesser of lease term or useful life

Intangible Assets

Intangible assets, net of accumulated amortization, are summarized as follows as of December 31, 2023:

Description	Date Acquired	Useful Life	Cost	Amortization	Net
Goodwill	9/18/2023		$1,404,486	$—	$1,404,486
Trade names and trademarks	9/18/2023	18 years	150,000	(2,361)	147,639
Customer relationships	9/18/2023	14 years	700,000	(14,167)	685,833
Total Intangible Assets			$2,254,486	$(16,528)	$2,237,958

For the year ended December 31, 2023, amortization of intangible assets totaled $16,528 compared to $0 in the prior year comparative periods.

Recent Accounting Pronouncements

The Company continues to monitor new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) and does not believe any accounting pronouncements issued through the date of this Annual Report will have a material impact on the Company’s consolidated financial statements.

The Company adopted FASB issued Accounting Standards Update (ASU) No. 2016-13, accounting considerations of Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“CECL”) on September 18, 2023, with the business combination of Village Oaks and PPLS. The Company has patient service fees that are billed to commercial insurance companies, governmental payors, and patients. Under the CECL model, the Company estimates potential credit losses from the patient service fees billed using historical data.

The Company adopted FASB issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) on January 1, 2022, with the business combination of Village Oaks and PPLS. The Company has one operating lease for its real estate and office space and multiple finance leases for lab equipment in Texas that was acquired through the September 18, 2023, Acquisition.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible. The Company includes interest and penalties related to uncertain tax positions as part of income tax expense, if any. No such interest or penalties were recognized during the years ended December 31, 2023 and 2022, and the Company had no accruals for interest and penalties at December 31, 2023 or 2022.

Segment Information

The Company is organized in two operating segments, Diagnostic Research and Development (R&D) and Laboratory Services, whereby its chief operating decision maker (“CODM”) assesses the performance of and allocates resources. The CODM is the Chief Executive Officer. Diagnostic R&D includes research and development and clinical development on diagnostic tests. Any revenues assigned to Diagnostic R&D are proceeds received from observational studies. Laboratory services include all the operations from Village Oaks and PPLS in addition to sales and marketing costs of CyPath® Lung from bioAffinity.

	As of December 31,
	2023	2022
Net revenues:
Diagnostic R&D	$19,442	$—
Laboratory services	2,513,057	4,803
Total net revenues	2,532,499	4,803

Operating expenses:
Diagnostic R&D	(1,724,597)	(1,524,170)
Laboratory services	(3,769,783)	(95,041)
General corporate activities	(5,011,347)	(2,396,650)
Total operating loss	(7,973,228)	(4,011,058)

Non-operating income (expense), net	57,210	(4,140,596)
Net loss before income taxes	(7,916,018)	(8,151,654)
Income tax expense	(20,993)	(2,459)
Net Loss	$(7,937,011)	$(8,154,113)

Research and Development

Research and development costs are charged to expense as incurred. The Company’s research and development expenses consist primarily of expenditures for lab operations, preclinical studies, compensation, and consulting costs.

The Company incurred research and development expenses of $1.5 million and $1.4 million for the years ended December 31, 2023 and 2022, respectively.

Accrued Research and Development Costs

The Company records accrued liabilities for estimated costs of research and development activities conducted by service providers, which include preclinical studies. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and includes these costs in accrued expenses in the accompanying balance sheets and within research and development expense in the accompanying consolidated statements of operations.

The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with service providers. The Company makes significant judgments and estimates in determining the accrued expenses balance in each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred since its inception.

Regulatory Matters

Regulations imposed by federal, state, and local authorities in the U.S. are a significant factor in providing medical care. In the U.S., drugs, biological products, and medical devices are regulated by FDCA, which is administered by the FDA and the Centers for Medicare and Medicaid Services. The Company has not yet obtained marketing authorization from the FDA but is able to market its CyPath® Lung test as a laboratory developed test sold by Precision Pathology Laboratory Services, a CAP-accredited, CLIA-certified clinical pathology laboratory and wholly owned subsidiary.